Discontinued Operations (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Statement by Disposal Groups, Including Discontinued Operations [Line Items]
Gain (Loss) from Divestiture of Business	$ 13	$ 6,042	$ 0
Income tax expense	24	2,684	20
Net cash flows (used in) provided by discontinued operations	(2,526)	$ 8,619	217
Sikorsky [Member]
Income Statement by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Date		Nov. 06, 2015
Proceeds from Divestiture of Businesses		$ 9,100
Gain (Loss) from Divestiture of Business	13
Income tax expense	24
Net cash flows (used in) provided by discontinued operations	$ 2,500
Net sales to Sikorsky		138	235
Purchases from Sikorsky, cost of products and services sold		$ 25	$ 17